Operating Leases - Lease terms and discount rates (Details)	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
Weighted average remaining lease term(years)	2 years 9 months	2 years 5 months 8 days
Weighted average discount rate(percentage)	3.60%	3.60%